Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Number of Shares

The development in outstanding shares of the Company was as follows:

	2025	2024	2023	2022	2021
	(Number)
Changes in share capital
January 1	60,689,487	57,707,439	57,152,295	56,937,682	53,750,386
Increase through cash contributions	1,287,921	2,982,048	555,144	214,613	3,187,296
December 31	61,977,408	60,689,487	57,707,439	57,152,295	56,937,682

Capital increases in 2024 and 2021 were impacted by follow-on public offerings with net proceeds of €290.6 and €367.9 million, respectively.

Summary Of Holding Of Treasury Shares

The development in the holding of treasury shares was as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2024	146	1,093,054	—
Transferred under stock incentive programs	(33)	(247,167)	—
December 31, 2024	113	845,887	1.4%
Acquired from third parties	16	119,148	—
Transferred under stock incentive programs	(49)	(367,939)	—
December 31, 2025	80	597,096	1.0%

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit/(loss) before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2025	(508,858)	10%	(50,886)	(50,886)
December 31, 2024	(735,064)	10%	(73,506)	(73,506)

Summary of Contractual Cash Flows for Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the consolidated statements of financial position:

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
December 31, 2025
Borrowings (excluding lease liabilities)	51,081	812,294	140,555	1,003,930	720,262
Lease liabilities	20,438	82,299	93,898	196,635	151,524
Trade payables, accrued expenses and other liabilities	91,703	—	—	91,703	91,703
Total financial liabilities	163,222	894,593	234,453	1,292,268	963,489

Financial liabilities
December 31, 2024
Borrowings (excluding lease liabilities)	32,303	1,027,558	13,660	1,073,521	763,586
Lease liabilities	15,482	52,007	39,127	106,616	93,030
Trade payables, accrued expenses and other liabilities	96,705	—	—	96,705	96,705
Total financial liabilities	144,490	1,079,565	52,787	1,276,842	953,321

“Borrowings (excluding lease liabilities)” comprise convertible notes and royalty funding liabilities. Expected maturity for royalty funding liabilities is based on anticipated amount and timing of future revenue from sale of commercial products. Further details regarding the payment structure of the royalty funding agreements are provided above.